Other Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Acquired computer software for internal use	¥ 3,721	¥ 3,901
Amortization expense of computer software	4,166	2,595	1,993
Amortization expense of other intangible assets	¥ 97	¥ 50	¥ 43